Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the Company’s financial assets and liabilities at fair value. The fair values related to the pension assets are determined using net asset value (“NAV”) as a practical expedient, or by information categorized in the fair value hierarchy level based on the inputs used to determine fair value. The reported carrying amounts of deferred compensation assets and liabilities and debt approximate their fair values. The Company uses interest rates and other relevant information generated by market transactions involving similar instruments to fair value these assets and liabilities, therefore all are classified as Level 2 within the valuation hierarchy. For the years ended September 30, 2018 and 2017, there were no transfers between Level 1 and 2 of the fair value hierarchy.

	Net Asset Value	Quoted Market Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of September 30, 2018
Assets:
Pension plan
Cash	$—	$15,821	$—	$—
Government Securities	3,161	—	—	—
Liability Driven Investment	2,598	—	—	—
Guernsey Unit Trust	965	—	—	—
Global Absolute Return	2,038	—	—	—
Deferred compensation plan assets
Trust Assets	—	648	—	—
Insurance	—	—	18,448	—
Liabilities:
Pension plan	—	—	(27,181)	—
Deferred compensation plan liabilities	—	—	(21,834)	—
Long‑term debt	—	—	(957,441)	—
Earn-outs related to acquisitions	—	—	—	(1,916)

As of September 30, 2017
Assets:
Pension plan
Cash	$—	$16,024	$—	$—
Government Securities	3,206	—	—	—
Liability Driven Investment	2,754	—	—	—
Guernsey Unit Trust	932	—	—	—
Global Absolute Return	2,139	—	—	—
Deferred compensation plan assets
Trust Assets	—	2,146	—	—
Insurance	—	—	17,396	—
Liabilities:
Pension plan	—	—	(34,803)	—
Deferred compensation plan liabilities	—	—	(21,159)	—
Long‑term debt	—	—	(912,471)	—
Earn-outs related to acquisitions	—	—	—	(5,995)

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
A rollforward of the activity in the Company’s fair value of earn-outs related to acquisitions is as follows:

	Current Portion (1)	Long-term Portion (2)	Total
Balance at September 30, 2016	$(136)	$(514)	$(650)
Acquisitions	(4,076)	(1,416)	(5,492)
Payments	294	—	294
Reclassifications	(294)	294	—
Foreign currency	(92)	(55)	(147)
Balance at September 30, 2017	(4,304)	(1,691)	(5,995)
Acquisitions	(634)	(934)	(1,568)
Payments	8,111	—	8,111
Reclassifications	(1,479)	1,479	—
Fair value increase	(2,619)	—	(2,619)
Foreign currency	155	—	155
Balance at September 30, 2018	$(770)	$(1,146)	$(1,916)

(1)	Included in Accrued expenses and other liabilities on the Consolidated Balance Sheets.

(2)	Included in Other non‑current liabilities on the Consolidated Balance Sheets.